15. Non-financial assets and liabilities (Details 6) - Discount Rate - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
One Percentage Point Increase
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ (24,754)	$ (25,328)
One Percentage Point Decrease
Disclosure of defined benefit plans [line items]
Effect on the benefit obligation	$ 29,105	$ 29,849